CONDENSED FINANCIAL INFORMATION OF THE COMPANY	12 Months Ended
Dec. 31, 2018
Disclosure of condensed financial information of company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE COMPANY

22.

CONDENSED FINANCIAL INFORMATION OF THE COMPANY

The following is the condensed financial information of the Company on a non-consolidated basis:

CONDENSED STATEMENTS OF FINANCIAL POSITION

	December 31,
	2017	2018	2018
	CNY	CNY	US$

ASSETS
NON-CURRENT ASSETS
Investments in subsidiaries	—	—	—

CURRENT ASSETS
Amounts due from subsidiaries	9,266	13,925	2,025
Cash and cash equivalents	13,912	4,122	599
Other receivables (Note 6(a))	9,377	—	—

TOTAL CURRENT ASSETS	32,555	18,047	2,624

TOTAL ASSETS	32,555	18,047	2,624

LIABILITIES AND EQUITY
CURRENT LIABILITIES
Other payables and accrued liabilities	2,350	943	137
Due to the Shareholder	11,573	6,973	1,014
Due to a related party	10,028	—	—

TOTAL CURRENT LIABILITIES	23,951	7,916	1,151

TOTAL LIABILITIES	23,951	7,916	1,151

EQUITY
Issued capital	290,179	290,179	42,186
Other capital reserves	823,581	823,581	119,733
Accumulated losses	(1,087,839)	(1,091,633)	(158,702)
Other comprehensive loss	(17,317)	(11,996)	(1,744)

TOTAL EQUITY	8,604	10,131	1,473

TOTAL LIABILITIES AND EQUITY	32,555	18,047	2,624

CONDENSED STATEMENTS OF PROFIT OR LOSS

	December 31,
	2016	2017	2018	2018
	CNY	CNY	CNY	US$

Administrative expenses	(3,216)	(5,055)	(3,794)	(552)
Gain on disposal of a subsidiary	—	7,114	—	—
Profit/(loss) before income tax	(3,216)	2,059	(3,794)	(552)
Profit/(loss) for the year	(3,216)	2,059	(3,794)	(552)

CONDENSED STATEMENTS OF CASH FLOWS

	December 31,
	2016	2017	2018	2018
	CNY	CNY	CNY	US$

Net cash flows used in operating activities	(2,796)	(3,647)	(5,200)	(756)
Net cash flows from investing activities	—	7,808	10,243	1,489
Net cash flows used in financing activities	(276)	—	(15,811)	(2,299)
NET INCREASE/(DECREASE) IN CASH	(3,072)	4,161	(10,768)	(1,566)
CASH AT BEGINNING OF THE YEAR	13,062	10,678	13,912	2,023
Net foreign exchange difference	688	(927)	978	142
CASH AT END OF THE YEAR	10,678	13,912	4,122	599

The above financial statements have been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, results of operations and cash flows of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries and the parent's equity in the undistributed earnings of 50 percent or less owned persons, accounted for by the equity method, together exceed 25 percent of the consolidated net assets as of the end of the most recently completed fiscal year. As of December 31, 2018, CNY13.78 million (US$2.00 million) of the restricted capital and reserves were not available for distribution, and therefore, the condensed financial information of the Company has been presented for the years ended December 31, 2016, 2017 and 2018.

In the parent-company-only financial statements, the Company's investments in subsidiaries are stated at cost. The parent-company-only financial statements should be read in conjunction with the Company's consolidated financial statements.

The Company does not have any significant commitments or long-term obligations as of any of the years presented, except for those disclosed in the consolidated financial statements.

During the years ended December 31, 2016, 2017 and 2018, no cash dividends were declared and paid by the Company.